Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Jun. 30, 2013	$ 400	$ 3,441,787	$ (4,525,904)	$ (1,083,717)
Balance, shares at Jun. 30, 2013	4,000,000
Issuance of warrants		$ 377,480		377,480
Net income			$ 109,208	109,208
Balance at Jun. 30, 2014	$ 400	$ 3,819,267	$ (4,416,696)	(597,029)
Balance, shares at Jun. 30, 2014	4,000,000
Distribution		(100,000)		(100,000)
Shares issued for services		244,814		244,814
Shares issued for services, shares	2,500
Shares issued for Asset Purchase	$ 1	54,999		55,000
Shares issued for Asset Purchase, shares	11,000
Shares issued for vendor credits	$ 6	$ 299,994		300,000
Shares issued for vendor credits, shares	60,000
Net income			$ (1,593,795)	(1,593,795)
Balance at Jun. 30, 2015	$ 407	$ 4,319,074	$ (6,010,491)	(1,691,010)
Balance, shares at Jun. 30, 2015	4,073,500
Net income				(777,657)
Balance at Dec. 31, 2015				$ (2,343,230)